Property Plant and Equipment Net - Schedule of Property Plant and Equipment (Detail) (Detail) - Micromidas, Inc. - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 53,509,315	$ 52,146,312	$ 49,142,200
Less accumulated depreciation and amortization	(7,152,988)	(7,042,455)	(6,590,670)
Total property, plant, and equipment, net	46,356,326	45,103,857	42,551,530
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	39,950	39,480	96,267
Pilot Plant
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,282,159	5,236,939	5,209,333
Lab Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,959,016	1,958,290	1,957,002
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	655,350	655,350	655,350
Computer And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	295,066	294,973	294,806
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 45,277,774	$ 43,961,280	$ 40,929,442